Share-Based Payments - Schedule of fair values of share options granted (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Schedule of fair values of share options granted [Abstract]
Expected volatility	49.65%
Risk-free interest rate%	3.09%
Expected life of options (year)	10
Weighted average share price (HKD per share) (in Dollars per share)	$ 34.98